Fair value gain (loss) on embedded derivatives - Narrative (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2026	Jun. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Embedded derivatives [Abstract]
Conversion price (in dollars per share)					$ 8.00
Embedded derivatives	$ 3,282,000	$ 3,604,000	$ 9,518,000	$ 6,623,000	$ 3,282,000	$ 9,518,000	$ 5,153,000	$ 20,768,000
Fair value gain (loss) on embedded derivatives	$ 322,000		$ (2,895,000)		$ 1,871,000	$ 11,250,000
Share price (in dollars per share)		$ 3.88	$ 5.48	$ 4.12	$ 3.76		$ 4.27